Earnings per ordinary share	6 Months Ended
Jun. 30, 2019
Basic earnings per share [abstract]
Earnings per ordinary share
16 Earnings per ordinary share

Earnings per ordinary share
			Weighted average number of ordinary shares outstanding
	Amount		during the period		Per ordinary share
	(in EUR million)		(in millions)		(in EUR)
	1 January to 30 June		1 January to 30 June		1 January to 30 June
	2019	2018	2019	2018	2019	2018
Basic earnings	1,707	2,605	3,893.6	3,887.4	0.44	0.67
Basic earnings from continuing operations	1,707	2,605			0.44	0.67

Effect of dilutive instruments:
Stock option and share plans			0.6	2.1
			0.6	2.1

Diluted earnings	1,707	2,605	3,894.2	3,889.5	0.44	0.67
Diluted earnings from continuing operations	1,707	2,605			0.44	0.67